(Gain)/ Loss on Foreign Currency Exchange - Schedule of (Gain)/ Loss on Foreign Currency Exchange (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Foreign Currency [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ (126,943)	$ (1,958)	₨ 338,297	₨ 240,656
Realized gain on foreign currency loans	(106,299)	(1,639)	(80,542)	(42,280)
Unrealized loss on derivative instruments	61,862	954	11,069	7,342
Realized loss on derivative instruments	123,792	1,909	74,313	93,910
Other gain on foreign currency exchange	(61,540)	(949)
(Gain)/ loss on foreign currency exchange, net	₨ (109,128)	$ (1,683)	₨ 343,137	₨ 299,628